Expected Long Term Rates of Return on Different Asset Classes (Detail) - Foreign Plan - Pension Plan - United Kingdom	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.10%	3.00%	2.70%
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.50%
Gilts
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	1.80%
Cash
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return per annum	2.50%